November1, 2012

THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

-DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated November 1, 2012

The Board of Trustees of The Dreyfus/Laurel Tax-Free Municipal Funds has approved the liquidation of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, effective on or about December 18, 2012 (the “Liquidation Date”).  Accordingly, effective on or about November 15, 2012 (the “Closing Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans (and their successor plans), provided the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan before the Closing Date.  The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to Dreyfus TeleTransfer no longer will be accepted after December 4, 2012.   However, subsequent investments by Dreyfus-sponsored Individual Retirement Accounts and Dreyfus-sponsored retirement plans (collectively, “Dreyfus Retirement Plans”) pursuant to Dreyfus TeleTransfer will be accepted after December 4, 2012.  Please note that checks presented for payment to the Fund’s transfer agent pursuant to the Fund’s Checkwriting Privilege after the Fund’s liquidation will not be honored.

Effective on the Closing Date, the Fund’s transaction fees that are applicable to redemptions and exchanges of Fund shares held in accounts with balances below $50,000 will be waived on any redemption or exchange of Fund shares.

Fund shares held on the Liquidation Date in Dreyfus Retirement Plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”) to avoid penalties that may be imposed on holders of Dreyfus Retirement Plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DLA by calling 1-800-DREYFUS.

November 1, 2012

THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

-DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated November 1, 2012

                  The Board of Trustees of The Dreyfus/Laurel Tax-Free Municipal Funds has approved the liquidation of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Fund”), a series of The Dreyfus/Laurel Tax-Free Municipal Funds, effective on or about December 19, 2012 (the “Liquidation Date”).  Accordingly, effective on or about November 15, 2012 (the “Closing Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans (and their successor plans), provided the plan sponsor has been approved by The Dreyfus Corporation and established the Fund as an investment option in the plan before the Closing Date.  The Fund will continue to accept subsequent investments until the Liquidation Date, except that subsequent investments made by check or pursuant to Dreyfus TeleTransfer no longer will be accepted after December 5, 2012.  However, subsequent investments by Dreyfus-sponsored Individual Retirement Accounts and Dreyfus-sponsored retirement plans (collectively, “Dreyfus Retirement Plans”) pursuant to Dreyfus TeleTransfer will be accepted after December 5, 2012.  Please note that checks presented for payment to the Fund’s transfer agent pursuant to the Fund’s Checkwriting Privilege after the Fund’s liquidation will not be honored.

                  Effective on the Closing Date, the Fund’s transaction fees that are applicable to redemptions and exchanges of Fund shares held in accounts with balances below $50,000 will be waived on any redemption or exchange of Fund shares.

                  Fund shares held on the Liquidation Date in Dreyfus Retirement Plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”) to avoid penalties that may be imposed on holders of Dreyfus Retirement Plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DLA by calling 1-800-DREYFUS.